4. Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of revenue

Information about the Company’s net sales by revenue type for the years ended March 31, 2021 and 2020 are as follows:

	For the year ended
	March 31,	March 31,
	2021	2020
Live events	$303,812	$487,229
Gym revenue	647,490	109,506
Net sales	$951,302	$596,735

Schedule of deferred revenue

Information about the Company’s deferred revenue for the years ended March 31, 2021 and 2020 are as follows:

	As of
	March 31,	March 31,
	2021	2020
Balance at beginning of year	$13,992	$–
Deferral of revenue	389,665	81,796
Recognition of unearned revenue	(284,153)	(67,804)
Balance at end of year	$119,504	$13,992